                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VUL
                                  JUNE 30, 1998
                               SEMI-ANNUAL REPORT



                          SEPARATE ACCOUNT VUL FUNDING
                    EQUIBUILDER-TM- FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICIES

                          Principal office located at:
                               #1 Franklin Square
                          Springfield, Illinois  62713

                     SEMI-ANNUAL REPORT DATED JUNE 30, 1998

--------------------------------------------------------------------------------

                                  JUNE 30, 1998
                               SEMI-ANNUAL REPORT

                             THE HUDSON RIVER TRUST

                          Principal office located at:
                                  1755 Broadway
                            New York, New York  10019

                     SEMI-ANNUAL REPORT DATED JUNE 30, 1998

--------------------------------------------------------------------------------
The Semi-Annual Report of Separate Account VUL is prepared and provided by The American Franklin Life Insurance Company. The Semi-Annual Report of The Hudson River Trust is prepared by The Hudson River Trust.

--------------------------------------------------------------------------------

This Semi-Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF NET ASSETS
JUNE 30, 1998
(UNAUDITED)

                                               Common          Money                      Aggressive       High
                                                Stock         Market        Balanced         Stock         Yield         Global
                                              Division       Division       Division       Division      Division       Division
                                           ---------------------------------------------------------------------------------------
ASSETS
     Investments in the Hudson River
     Trust, at fair value
      (Cost:  see below)                    $11,215,160     $  540,129     $3,396,374     $3,690,572     $  317,084    $1,444,635

Liabilities - Due (to) from General
    Account                                 $  (156,661)    $   (7,548)    $  (28,775)    $  (71,101)    $      137    $  (19,174)
                                           ---------------------------------------------------------------------------------------

NET ASSETS                                  $11,058,499     $  532,581     $3,367,599     $3,619,471     $  317,221    $1,425,461
                                           ---------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------------

Unit value, at June 30, 1998                $    375.27     $   143.64     $   230.62     $   385.69     $   282.09    $   274.98
                                           ---------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------------

Units outstanding, at June 30, 1998              29,468          3,708         14,603          9,384          1,125         5,184
                                           ---------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------------


Cost                                        $ 7,705,539      $ 538,541     $3,161,339     $3,553,874     $  312,971    $1,139,815
                                           ---------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------------


See Notes to Financial Statements

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

                                          COMMON          MONEY                      AGGRESSIVE        HIGH
                                           STOCK         MARKET        BALANCED         STOCK          YIELD         GLOBAL
                                         DIVISION       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                       --------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
     Dividends from The Hudson
          River Trust                   $  745,093      $  14,801     $  201,710     $  289,905      $  25,357     $  100,540

Expenses
     Mortality and expense risk charge      41,020          2,241         13,155         14,747          1,184          5,595
                                       --------------------------------------------------------------------------------------
Net investment income                      704,073         12,560        188,555        275,158         24,173         94,945

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
      Net realized gain (loss)             310,720           (741)       186,860        186,748          1,272         37,173
      Net unrealized appreciation
           (depreciation):

            Beginning of period          2,618,219          1,361        236,783        207,027         16,033        225,378

            End of period                3,509,621          1,588        235,035        136,698          4,113        304,820
                                       --------------------------------------------------------------------------------------

      Net change in unrealized
           appreciation (depreciation)
           during the period              891,402            227          (1,748)       (70,329)       (11,920)        79,442
                                       --------------------------------------------------------------------------------------

Net realized and unrealized
   gain (loss) on investments            1,202,122           (514)       185,112        116,419        (10,648)       116,615
                                       --------------------------------------------------------------------------------------

Net increase in net assets
    resulting from operations           $1,906,195      $  12,046       $373,667     $  391,577      $  13,525     $  211,560
                                       --------------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

                                               COMMON          MONEY                      AGGRESSIVE        HIGH
                                                STOCK         MARKET        BALANCED         STOCK          YIELD         GLOBAL
                                              DIVISION       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                             -------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
      Net investment income                  $  704,073      $  12,560     $  188,555     $  275,158      $  24,173      $  94,945
      Net realized gain (loss)
          on investments                        310,720           (741)       186,860        186,748          1,272         37,173
      Net change in unrealized appreciation
          (depreciation) on investments         891,402            227         (1,748)       (70,329)       (11,920)        79,442
                                             -------------------------------------------------------------------------------------

Net increase in net assets
     from operations                          1,906,195         12,046        373,667        391,577         13,525        211,560
FROM POLICY RELATED TRANSACTIONS:
      Net contract purchase payments            335,661         11,000        174,811        178,449         17,494         73,430
      Transfers for policy related
           transactions                        (487,333)       (40,322)      (240,524)      (281,303)       (10,258)       (96,955)
      Transfers between Separate
          Account VUL's Divisions, net          118,635        (81,542)       (17,516)        20,900          9,742        (34,741)
                                             -------------------------------------------------------------------------------------

Net increase (decrease) in net assets
    from policy related transactions            (33,037)      (110,864)       (83,229)       (81,954)        16,978        (58,266)
                                             -------------------------------------------------------------------------------------
Increase (decrease) in net assets             1,873,158        (98,818)       290,438        309,623         30,503        153,294
Net assets, beginning of period               9,185,341        631,399      3,077,161      3,309,848        286,718      1,272,167
                                             -------------------------------------------------------------------------------------
Net assets, end of period                 $  11,058,499     $  532,581     $3,367,599     $3,619,471       $317,221   $  1,425,461
                                             -------------------------------------------------------------------------------------
                                             -------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1997
                                               COMMON          MONEY                      AGGRESSIVE        HIGH
                                                STOCK         MARKET        BALANCED         STOCK          YIELD         GLOBAL
                                              DIVISION       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                             -------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
      Net investment income                  $  697,268      $  27,579     $  230,346     $  269,280      $  32,872      $  98,272
      Net realized gain (loss)
          on investments                        194,024           (587)        16,127         81,700          1,465         28,841
      Net change in unrealized appreciation
          (depreciation)  on investments        994,129          5,010        111,462       (115,319)         8,418         70,860
                                             -------------------------------------------------------------------------------------

Net increase in net assets
      from operations                         1,885,421         32,002        357,935        235,661         42,755        197,973
FROM POLICY RELATED TRANSACTIONS:
      Net contract purchase payments            663,142         82,823        369,804        385,137         27,060        126,875
      Transfers for policy related
           transactions                        (864,643)       (69,454)      (363,569)      (379,212)       (18,151)      (224,769)
      Transfers between Separate
          Account VUL's Divisions, net           50,634        (75,902)       (63,152)        79,780         25,832          3,884
                                             -------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from policy related transactions          (150,867)       (62,533)       (56,917)        85,705         34,741        (94,010)
                                             -------------------------------------------------------------------------------------
Increase (decrease) in net assets             1,734,554        (30,531)       301,018        321,366         77,496        103,963
Net assets, beginning of year                 7,450,787        661,930      2,776,143      2,988,482        209,222      1,168,204
                                             -------------------------------------------------------------------------------------
Net assets, end of year                    $  9,185,341     $  631,399     $3,077,161     $3,309,848       $286,718     $1,272,167
                                             -------------------------------------------------------------------------------------
                                             -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998

1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of six investment divisions, was established on July 22, 1987 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of a mutual fund, The Hudson River Trust (Trust). The Account's financial statements should be read in conjunction with the financial statements of the Trust. The Account commenced operations on January 5, 1990.

     The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder-TM- Flexible Premium Variable Life Insurance Policies (Policies). Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business American Franklin may conduct. New Policies are no longer being issued.

     The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of the Account are as follows:

     Investments in shares of the Trust are carried at fair value using the net asset values of the respective Portfolios of the Trust corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Trust shares are determined based on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1998

3.   SALES AND ADMINISTRATIVE CHARGES

     Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyowner. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $549,500 for the six-months ended June 30, 1998.

     During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if: the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge will equal 30% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1998

4. SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

SIX MONTHS ENDED JUNE 30, 1998

                                          COMMON          MONEY                      AGGRESSIVE        HIGH
                                           STOCK         MARKET        BALANCED         STOCK          YIELD         GLOBAL
                                         DIVISION       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                       --------------------------------------------------------------------------------------
Unit value, beginning of period          $314.47        $140.51       $206.71         $349.91        $269.33         $237.70
                                       --------------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------------

Unit value, end of period                $375.27        $143.64       $230.62         $385.69        $282.09         $274.98
                                       --------------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------------

Number of units outstanding,              29,209          4,494        14,886           9,459          1,065           5,352
  beginning of period

Net contract purchase payments               968             97           808             465             62             289

Transfers for policy related              (1,088)          (258)       (1,025)           (574)           (40)           (311)
  transactions

Transfers between Separate
  Account VUL's Divisions, Net               379           (625)          (66)             34             38            (146)
                                       --------------------------------------------------------------------------------------

Number of units outstanding,
  end of period                           29,468          3,708        14,603           9,384          1,125           5,184
                                       --------------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------------



5. REMUNERATION OF MANAGEMENT

     Separate Account VUL incurs no liability for remuneration to directors, members of advisory boards, officers, or any other person who might provide a service for the Account, except as described in Note 3.